UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-05684

Alpine Equity Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Name and address of agent for service)

Copy to:

Rose DiMartino

Attorney at Law

Willkie Farr & Gallagher

787 7th Avenue, 40th FL

New York, NY  10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period:  July 31, 2017

Item 1. Schedule of Investments.

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments

July 31, 2017 (Unaudited)

Shares	Security Description	Value

Common Stocks-92.8%

Asia-38.3%

China-4.6%
428,261	China Resources Land, Ltd.	$1,376,217
200,000	China State Construction International Holdings, Ltd.	323,142
550,000	China Vanke Co., Ltd.-Class H	1,623,073
600,000	Guangzhou R&F Properties Co., Ltd.-Class H	1,072,361
450,000	Longfor Properties Co., Ltd.	1,130,358
		5,525,151

India-10.5%
1,698,765	DB Realty, Ltd. (a)	1,173,092
400,000	DLF, Ltd. (a)	1,203,406
2,290,373	Hirco PLC (a)(b)(c)	0
500,000	Housing Development & Infrastructure, Ltd. (a)	676,137
81,778	Kolte-Patil Developers, Ltd.	215,053
374,877	Prestige Estates Projects, Ltd. (a)	1,570,771
178,276	Sobha, Ltd.	1,111,598
2,000,000	South Asian Real Estate PLC (a)(b)(c)(d)	3,588,769
400,000	The Phoenix Mills, Ltd.	3,049,044
		12,587,870

Japan-17.8%
30,000	Aeon Mall Co., Ltd.	571,727
330,691	Hulic Co., Ltd.	3,494,535
1,200	Ichigo Hotel REIT Investment Corp.	1,214,749
800,000	Ichigo, Inc.	2,445,462
2,738	Invincible Investment Corp.	1,226,878
1,000	Japan Hotel REIT Investment Corp.	722,935
578,312	Kenedix, Inc.	2,963,820
86,725	Mitsui Fudosan Co., Ltd.	1,993,782
70,000	Open House Co., Ltd.	2,317,566
42,728	Resorttrust, Inc.	788,324
85,000	Seibu Holdings, Inc.	1,484,965
60,000	Shinoken Group Co., Ltd.	1,428,092
180,000	Takara Leben Co., Ltd.	826,160
		21,478,995

Philippines-1.7%
1,237,077	Ayala Land, Inc.	1,029,672
10,500,000	Megaworld Corp.	998,811
1	SM Prime Holdings, Inc.	1
		2,028,484

Singapore-1.8%
2,429,000	Banyan Tree Holdings, Ltd. (a)	985,832
501,420	Global Logistic Properties, Ltd.	1,224,735
		2,210,567

Thailand-0.4%
253,746	Central Pattana PCL	529,964

United Arab Emirates-1.5%
800,000	Emaar Properties PJSC	1,794,694
	Total Asia (Cost $69,792,641)	46,155,725

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

Europe-35.4%

Austria-0.1%
25,754	Immofinanz AG	62,682

France-5.2%
53,778	Accor SA	2,499,387
29,118	Kaufman & Broad SA	1,262,977
20,526	Klepierre	835,267
29,901	Nexity SA	1,604,715
		6,202,346

Germany-5.9%
41,500	ADO Properties SA (e)	1,874,468
293,773	Aroundtown Property Holdings PLC	1,738,843
161,000	Dream Global Real Estate Investment Trust	1,326,224
51,733	PATRIZIA Immobilien AG (a)	936,077
58,548	TLG Immobilien AG	1,269,051
		7,144,663

Ireland-6.6%
757,791	Cairn Homes PLC (a)	1,403,920
743,334	Dalata Hotel Group PLC (a)	4,179,806
518,484	Green REIT PLC	904,714
866,666	Hibernia REIT PLC	1,439,421
		7,927,861

Italy-0.4%
55,737	COIMA RES SpA (e)	527,852

Netherlands-2.4%
35,000	InterXion Holding NV (a)	1,675,450
13,750	NSI NV	537,475
15,000	Wereldhave NV	726,617
		2,939,542

Norway-0.4%
23,253	Olav Thon Eiendomsselskap ASA	496,830

Poland-0.4%
100,000	Atrium European Real Estate, Ltd.	467,601
3,265,000	Nanette Real Estate Group NV (a)(b)(c)	0
		467,601

Spain-5.6%
170,744	Hispania Activos Inmobiliarios Socimi SA	3,080,413
131,029	Lar Espana Real Estate Socimi SA	1,315,351
65,000	Melia Hotels International SA	1,009,160
100,000	Merlin Properties Socimi SA	1,347,165
		6,752,089

United Kingdom-8.4%
100,000	Countryside Properties PLC (e)	474,588
1,254,024	IWG PLC	5,426,956
252,084	LondonMetric Property PLC	559,766
431,140	Purplebricks Group PLC (a)	2,730,462

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

200,000	St Modwen Properties PLC	946,010
		10,137,782
	Total Europe (Cost $33,688,467)	42,659,248

North & South America-19.1%

Brazil-4.1%
100,000	Construtora Tenda SA (a)	503,471
220,535	Cyrela Commercial Properties SA Empreendimentos e Participacoes (a)	707,217
336,829	Direcional Engenharia SA	612,446
912,132	General Shopping Brasil SA (a)	1,439,123
155,394	Sao Carlos Empreendimentos e Participacoes SA	1,707,249
		4,969,506

Canada-0.2%
30,000	Hudson’s Bay Co.	256,747

Mexico-3.8%
500,000	Concentradora Fibra Hotelera Mexicana SA de CV	421,289
766,024	Corp. Inmobiliaria Vesta SAB de CV	1,157,481
400,979	Fibra Uno Administracion SA de CV	747,113
1,000,000	Grupo GICSA SA de CV (a)	685,297
1,257,643	Hoteles City Express SAB de CV (a)	1,561,236
		4,572,416

United States-11.0%
10,000	CyrusOne, Inc.	597,100
40,000	DR Horton, Inc.	1,427,600
6,000	Equinix, Inc.	2,704,380
75,000	Five Point Holdings LLC-Class A (a)	1,117,500
26,787	LGI Homes, Inc. (a)	1,186,664
75,000	NorthStar Realty Europe Corp.	968,250
20,000	QTS Realty Trust, Inc.-Class A	1,069,400
225,000	TerraForm Power, Inc.-Class A (a)	3,015,000
50,000	William Lyon Homes-Class A (a)	1,130,500
		13,216,394
	Total North & South America (Cost $28,418,266)	23,015,063
	Total Common Stocks (Cost $131,899,374)	111,830,036

Principal Amount

Short-Term Investments-7.2%
$8,727,000	State Street Eurodollar Time Deposit, 0.12%	8,727,000
	Total Short-Term Investments (Cost $8,727,000)	8,727,000
Total Investments (Cost $140,626,374) (f) - 100.0%		120,557,036
Liabilities in Excess of Other Assets-0.0%(g)		(44,139)
TOTAL NET ASSETS 100.0%		$120,512,897

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Illiquid security.

(c) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 3.0% of the Fund’s net assets.

(d) Private placement.

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

(e) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 2.4% of the Fund’s net assets.

(f) See Note 2B for the cost of investments for federal tax purposes.

(g) Amount is less than 0.05%.

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PCL-Public Company Limited

PJSC-Public Joint Stock Company

PLC-Public Limited Company

REIT-Real Estate Investment Trust

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.

SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Realty Income & Growth Fund

Schedule of Portfolio Investments

July 31, 2017 (Unaudited)

Shares	Security Description	Value

Real Estate Investment Trusts-103.9%

Apartments-17.1%
15,000	American Campus Communities, Inc.	$719,100
25,625	AvalonBay Communities, Inc. (a)	4,928,969
14,500	Camden Property Trust	1,300,650
68,360	Equity Residential (a)	4,652,582
23,165	Essex Property Trust, Inc. (a)	6,062,280
36,900	UDR, Inc.	1,442,421
		19,106,002

Diversified-5.2%
26,114	American Assets Trust, Inc. (a)	1,060,489
10,000	Forest City Realty Trust, Inc.-Class A	243,800
23,059	JBG SMITH Properties (b)	818,116
46,117	Vornado Realty Trust (a)	3,659,384
		5,781,789

Health Care-6.7%
16,887	HCP, Inc.	534,473
25,413	Omega Healthcare Investors, Inc.	802,797
27,344	Sabra Health Care REIT, Inc.	634,381
55,712	Ventas, Inc. (a)	3,752,203
24,803	Welltower, Inc.	1,820,292
		7,544,146

Lodging-3.2%
30,000	Ashford Hospitality Prime, Inc.	310,800
29,696	Chatham Lodging Trust	614,113
72,100	Host Hotels & Resorts, Inc.	1,345,386
29,214	Park Hotels & Resorts, Inc.	786,733
15,300	Pebblebrook Hotel Trust	515,151
		3,572,183

Manufactured Homes-2.2%
28,900	Equity LifeStyle Properties, Inc.	2,522,970

Mortgage & Finance-1.0%
50,000	Starwood Property Trust, Inc.	1,102,000

Net Lease-0.8%
9,012	EPR Properties	652,289
30,000	VEREIT, Inc.	249,300
		901,589

Office-Industrial Buildings-43.7%
47,028	Alexandria Real Estate Equities, Inc. (a)	5,702,145
49,611	Boston Properties, Inc.	5,998,466
36,171	CoreSite Realty Corp.	3,927,447
37,087	Cousins Properties, Inc.	340,830
29,169	CyrusOne, Inc.	1,741,681
50,000	Digital Realty Trust, Inc.	5,767,000
57,509	Douglas Emmett, Inc.	2,200,294
26,196	Duke Realty Corp.	748,944
18,852	DuPont Fabros Technology, Inc.	1,175,045
45,455	Empire State Realty Trust, Inc.-Class A	949,555
8,000	Equinix, Inc.	3,605,840
15,714	Hudson Pacific Properties, Inc.	514,162

Alpine Realty Income & Growth Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

38,773	Kilroy Realty Corp. (a)	2,691,234
18,708	Liberty Property Trust	786,110
15,000	Mack-Cali Realty Corp.	393,600
35,608	Paramount Group, Inc.	582,903
89,400	Prologis, Inc.	5,436,414
35,000	SL Green Realty Corp. (a)	3,614,450
32,537	STAG Industrial, Inc.	887,935
51,058	Terreno Realty Corp.	1,767,628
		48,831,683

REIT - Infrastructure-2.1%
17,500	American Tower Corp.	2,385,775

Retail Centers-15.6%
77,191	CBL & Associates Properties, Inc.	678,509
25,075	DDR Corp.	255,514
12,100	Federal Realty Investment Trust (a)	1,604,823
76,000	GGP, Inc.	1,718,360
50,000	Kimco Realty Corp.	1,009,000
10,000	Regency Centers Corp.	662,200
49,295	Simon Property Group, Inc. (a)	7,813,257
15,297	Taubman Centers, Inc. (a)	869,940
30,928	The Macerich Co. (a)	1,774,958
23,058	Urban Edge Properties	579,448
15,130	Weingarten Realty Investors	491,120
		17,457,129

Single Family Home-0.4%
19,230	Invitation Homes, Inc.	409,984

Storage-5.9%
17,500	Extra Space Storage, Inc.	1,391,250
12,000	National Storage Affiliates Trust	275,520
23,865	Public Storage (a)	4,905,928
		6,572,698
	Total Real Estate Investment Trusts (Cost $54,569,887)	116,187,948

Common Stocks-0.9%

Diversified-0.2%
6,000	Alexander & Baldwin, Inc.	251,580

Lodging-0.7%
7,200	Marriott International, Inc.-Class A	750,168
	Total Common Stocks (Cost $631,579)	1,001,748

Preferred Stocks-1.3%

Diversified-0.5%
22,167	Colony NorthStar, Inc.-Series B, 8.250%	567,919

Retail Centers-0.8%
37,843	CBL & Associates Properties, Inc.-Series D, 7.375%	908,610
	Total Preferred Stocks (Cost $1,166,419)	1,476,529

Alpine Realty Income & Growth Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

Total Investments (Cost $56,367,885) (c) - 106.1%	118,666,225
Liabilities in Excess of Other Assets-(6.1)%	(6,831,221)
TOTAL NET ASSETS 100.0%	$111,835,004

Percentages are stated as a percent of net assets.

(a) All or a portion of the security has been designated as collateral for the line of credit.

(b) Non-income producing security.

(c) See Note 2B for the cost of investments for federal tax purposes.

REIT-Real Estate Investment Trust

Alpine Emerging Markets Real Estate Fund

Schedule of Portfolio Investments

July 31, 2017 (Unaudited)

Shares	Security Description	Value

Common Stocks-92.8%

Asia-65.7%

China-40.6%
40,000	Agile Group Holdings, Ltd.	$47,626
17,000	CapitaLand Retail China Trust	20,824
96,000	China Jinmao Holdings Group, Ltd.	44,615
160,000	China Overseas Grand Oceans Group, Ltd.	93,819
87,000	China Overseas Land & Investment, Ltd.	295,168
61,357	China Resources Land, Ltd.	197,171
28,000	China State Construction International Holdings, Ltd.	45,240
70,000	China Vanke Co., Ltd.-Class H	206,573
271,000	CIFI Holdings Group Co., Ltd.	154,395
74,000	Fantasia Holdings Group Co., Ltd.	10,801
35,000	Guangzhou R&F Properties Co., Ltd.-Class H	62,554
140,000	Joy City Property, Ltd.	20,613
120,000	KWG Property Holding, Ltd.	89,107
71,000	Logan Property Holdings Co., Ltd.	61,539
45,000	Longfor Properties Co., Ltd.	113,036
99,000	Shanghai Jin Jiang International Hotels Group Co., Ltd.-Class H	28,392
140,000	Shenzhen Investment, Ltd.	64,347
48,000	Shimao Property Holdings, Ltd.	95,744
80,000	SOHO China, Ltd.	43,632
100,000	Times Property Holdings, Ltd.	84,498
		1,779,694

India-1.0%
50,000	Ascendas India Trust	42,431

Indonesia-6.1%
1,100,000	PT Bekasi Fajar Industrial Estate TBK	25,593
400,159	PT Bumi Serpong Damai TBK	53,759
507,222	PT Ciputra Development TBK	39,401
65,000	PT Lippo Cikarang TBK (a)	21,416
600,714	PT Pakuwon Jati TBK	32,010
3,300,000	PT Puradelta Lestari TBK	51,516
250,000	PT Summarecon Agung TBK	18,388
540,000	PT Surya Semesta Internusa TBK	27,762
		269,845

Malaysia-0.7%
82,000	Eco World Development Group BHD (a)	30,069
6,500	Eco World International BHD (a)	1,670
		31,739

Philippines-7.7%
145,307	Ayala Land, Inc.	120,945
5,000	DoubleDragon Properties Corp. (a)	4,558
264,000	Filinvest Land, Inc.	9,260
650,000	Megaworld Corp.	61,831
100,000	Robinsons Land Corp.	50,932
130,000	SM Prime Holdings, Inc.	89,913
		337,439

Singapore-1.1%
20,000	Global Logistic Properties, Ltd.	48,851

Alpine Emerging Markets Real Estate Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

Thailand-5.4%
120,000	Ananda Development PCL	17,959
130,000	AP Thailand PCL	30,081
54,000	Central Pattana PCL	112,782
50,000	Land & Houses PCL	15,026
30,000	Land and Houses PCL-NVDR	9,015
10,000	Minor International PCL	12,697
250,000	The Erawan Group PCL	40,193
		237,753

United Arab Emirates-2.7%
65,000	Aldar Properties PJSC	41,410
45,000	Emaar Malls PJSC	30,383
20,000	Emaar Properties PJSC	44,867
		116,660

Vietnam-0.4%
86,600	Amata VN PCL	20,039
	Total Asia (Cost $2,439,067)	2,884,451
Europe-4.1%

Austria-1.2%
2,000	CA Immobilien Anlagen AG	51,613

Greece-1.2%
5,000	Grivalia Properties REIC AE	53,863

Poland-0.3%
3,000	Atrium European Real Estate, Ltd.	14,028

Spain-0.9%
6,000	NH Hotel Group SA	39,989

Turkey-0.5%
46,500	Is Gayrimenkul Yatirim Ortakligi AS	19,555
	Total Europe (Cost $157,774)	179,048

Middle East/Africa-5.7%

Egypt-2.4%
72,209	Medinet Nasr Housing	41,717
90,000	Palm Hills Developments SAE (a)	15,724
26,000	Six of October Development & Investment (a)	20,072
70,000	Talaat Moustafa Group	29,344
		106,857

South Africa-3.3%
35,000	Delta Property Fund, Ltd.	19,308
2,250	Hyprop Investments, Ltd.	20,180
30,000	Redefine Properties, Ltd.	24,517
4,000	Resilient REIT, Ltd.	39,773
50,000	SA Corporate Real Estate Fund Nominees Pty, Ltd.	21,246
12,400	Vukile Property Fund, Ltd.	18,160
		143,184
	Total Middle East/Africa (Cost $243,084)	250,041

Alpine Emerging Markets Real Estate Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

North & South America-17.3%

Argentina-1.0%
2,000	IRSA Inversiones y Representaciones SA-ADR (a)	44,520

Brazil-11.3%
2,759	Aliansce Shopping Centers SA (a)	14,864
1,000	BB Progressivo II FII	43,456
22,699	BR Malls Participacoes SA	96,085
6,828	BR Properties SA	21,349
20,618	Construtora Tenda SA (a)	103,806
30	CSHG Brasil Shopping Investimento Imobiliario	20,636
8,000	Direcional Engenharia SA	14,546
7,612	Ez Tec Empreendimentos e Participacoes SA	47,795
5,000	Gafisa SA (a)	19,000
2,538	General Shopping Brasil SA (a)	4,004
1,500	Iguatemi Empresa de Shopping Centers SA	17,654
13,000	MRV Engenharia e Participacoes SA	59,740
1,482	Multiplan Empreendimentos Imobiliarios SA	34,161
		497,096

Chile-1.0%
16,034	Parque Arauco SA	42,149

Mexico-4.0%
30,244	Corp. Inmobiliaria Vesta SAB de CV	45,699
45,000	Fibra Uno Administracion SA de CV	83,845
15,000	Grupo GICSA SA de CV (a)	10,280
20,000	PLA Administradora Industrial S de RL de CV	34,860
		174,684
	Total North & South America (Cost $662,572)	758,449
	Total Common Stocks (Cost $3,502,497)	4,071,989

Preferred Stocks-0.4%

Europe-0.4%

Russia-0.4%
10,000	Raven Russia, Ltd., 12.000%	18,274
	Total Europe (Cost $17,054)	18,274
	Total Preferred Stocks (Cost $17,054)	18,274

Equity-Linked Structured Notes-5.6%

Asia-5.6%

India-5.6%
8,478	Dewan Housing Finance Corp.-Macquarie Bank, Ltd.	60,409
12,000	DLF, Ltd.-Macquarie Bank, Ltd.	36,102
50,000	Housing Development & Infrastructure, Ltd.-Macquarie Bank, Ltd.	67,614
7,310	Phoenix Mills, Ltd.-Macquarie Bank, Ltd.	55,721
6,000	Prestige Estates Projects, Ltd.-Macquarie Bank, Ltd.	25,140
		244,986
	Total Asia (Cost $155,420)	244,986
	Total Equity-Linked Structured Notes (Cost $155,420)	244,986

Alpine Emerging Markets Real Estate Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

Rights-0.0% (b)

Asia-0.0% (b)

Malaysia-0.0% (b)
2,600	Eco World International BHD Expiration: April 04, 2022	170
Total Asia (Cost $0)	170
Total Rights (Cost $0)	170
Total Investments (Cost $3,674,971) (c) - 98.8%	4,335,419
Other Assets in Excess of Liabilities-1.2%	52,150
TOTAL NET ASSETS 100.0%	$4,387,569

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Amount is less than 0.05%.

(c) See Note 2B for the cost of investments for federal tax purposes.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

NVDR-Non-Voting Depositary Receipts

PCL-Public Company Limited

PJSC-Public Joint Stock Company

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAE-Societe Anonyme Egyptienne.

Alpine Global Infrastructure Fund

Schedule of Portfolio Investments

July 31, 2017 (Unaudited)

Shares	Security Description	Value

Common Stocks-99.1%

Asia-16.5%

China-9.4%
1,766,000	Beijing Enterprises Water Group, Ltd. (a)	$1,467,371
971,000	China Everbright International, Ltd.	1,268,013
555,000	China Merchants Port Holdings, Co., Ltd.	1,744,412
1,313,500	China Railway Construction Corp., Ltd.-Class H	1,735,459
95,000	China Unicom Hong Kong, Ltd.-ADR (a)	1,385,100
1,315,000	COSCO SHIPPING Ports, Ltd.	1,609,489
1,774,200	CRRC Corp., Ltd.-Class H	1,585,486
1,606,100	Zhejiang Expressway Co., Ltd.-Class H	2,004,849
		12,800,179

Indonesia-3.3%
4,535,000	PT Jasa Marga Persero TBK	1,991,125
2,500,000	PT Sarana Menara Nusantara TBK	752,402
3,250,000	PT Tower Bersama Infrastructure TBK	1,646,465
		4,389,992

Japan-2.2%
32,000	East Japan Railway Co.	3,004,218

Philippines-1.6%
1,025,000	International Container Terminal Services, Inc.	2,169,441
	Total Asia (Cost $20,929,670)	22,363,830

Europe-31.4%

Finland-0.9%
70,200	DNA OYJ	1,254,021

France-9.1%
14,100	Aeroports de Paris	2,387,731
20,966	Bouygues SA	899,585
38,200	SFR Group SA (a)	1,424,467
118,548	Suez	2,144,352
150,300	Veolia Environnement SA	3,390,365
22,900	Vinci SA	2,053,238
		12,299,738

Germany-1.4%
18,700	Fraport AG Frankfurt Airport Services Worldwide	1,873,239

Italy-5.5%
90,400	Atlantia SpA	2,749,230
92,400	Buzzi Unicem SpA	2,340,799
420,400	Enel SpA	2,400,759
		7,490,788

Netherlands-2.2%
381,500	Koninklijke KPN NV	1,383,763
33,000	Koninklijke Vopak NV	1,572,969
		2,956,732

Portugal-1.8%
390,200	NOS SGPS SA	2,485,124

Alpine Global Infrastructure Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

Spain-7.1%
143,200	Abertis Infraestructuras SA	2,829,292
79,100	Atlantica Yield PLC	1,709,351
123,600	Cellnex Telecom SAU (b)	2,780,037
192,152	EDP Renovaveis SA	1,536,330
70,000	Saeta Yield SA	803,800
		9,658,810

United Kingdom-3.4%
71,700	BT Group PLC-SP ADR	1,497,813
145,600	Ferrovial SA	3,144,733
		4,642,546
	Total Europe (Cost $35,981,603)	42,660,998

North & South America-51.2%

Brazil-5.6%
344,600	CCR SA	1,887,462
1,894,093	Cosan Logistica SA (a)	4,567,665
139,000	Energisa SA	1,109,914
		7,565,041

Canada-5.4%
20,300	Canadian Pacific Railway, Ltd.	3,174,311
74,200	Enbridge, Inc.	3,075,722
17,400	Waste Connections, Inc.	1,130,652
		7,380,685

Mexico-2.6%
175,000	Infraestructura Energetica Nova SAB de CV	990,872
234,000	Promotora y Operadora de Infraestructura SAB de CV	2,567,198
		3,558,070

United States-37.6%
18,000	American Electric Power Co., Inc.	1,269,720
22,700	American Tower Corp.	3,094,691
37,200	CMS Energy Corp.	1,720,128
44,700	Comcast Corp.-Class A	1,808,115
29,800	CoreCivic, Inc.	825,460
29,100	Crown Castle International Corp.	2,926,878
23,700	DISH Network Corp.-Class A (a)	1,517,511
16,900	DTE Energy Co.	1,809,314
16,700	Dycom Industries, Inc. (a)	1,513,020
56,000	FirstEnergy Corp.	1,786,960
39,300	Genesee & Wyoming, Inc.-Class A (a)	2,560,788
55,000	Great Plains Energy, Inc.	1,697,300
13,400	Kansas City Southern	1,382,746
87,500	Kinder Morgan, Inc.	1,787,625
27,500	MasTec, Inc. (a)	1,270,500
20,100	NextEra Energy, Inc.	2,936,409
23,600	Norfolk Southern Corp.	2,656,888
91,400	NRG Yield, Inc.-Class A	1,666,222
73,700	Pattern Energy Group, Inc.	1,849,870
46,100	SemGroup Corp.-Class A	1,247,005
15,100	Sempra Energy	1,706,451
38,500	T-Mobile U.S., Inc. (a)	2,373,910
42,500	TerraForm Power, Inc.-Class A (a)	569,500
36,200	The Geo Group, Inc.	1,062,470

Alpine Global Infrastructure Fund

Schedule of Portfolio Investments-Continued

July 31, 2017 (Unaudited)

91,400	The Williams Cos., Inc.	2,904,692
245,000	TravelCenters of America LLC (a)	894,250
17,300	Union Pacific Corp.	1,781,208
60,000	Vistra Energy Corp.	985,800
12,600	Vulcan Materials Co.	1,551,312
		51,156,743
	Total North & South America (Cost $60,121,278)	69,660,539
	Total Common Stocks (Cost $117,032,551)	134,685,367

Equity-Linked Structured Notes-0.5%

Europe-0.5%

United Kingdom-0.5%
37,640	SSE PLC-Morgan Stanley BV	684,703
	Total Equity-Linked Structured Notes (Cost $720,774)	684,703

Principal Amount
Short-Term Investment-0.4%
$546,000	State Street Eurodollar Time Deposit, 0.12%	546,000
	Total Short-Term Investment (Cost $546,000)	546,000
Total Investments (Cost $118,299,325) (c) - 100.0%		135,916,070
Other Assets in Excess of Liabilities-0.0%(d)		35,296
TOTAL NET ASSETS 100.0%		$135,951,366

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 2.0% of the Fund’s net assets.

(c) See Note 2B for the cost of investments for federal tax purposes.

(d) Amount is less than 0.05%.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC-Public Limited Company

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAU-Sociedad Anonima Unipersonal

SP ADR-Sponsored American Depositary Receipt

SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Equity Trust

Notes to Schedule of Portfolio Investments

July 31, 2017 (Unaudited)

1. Organization:

Alpine Equity Trust (the “Equity Trust”) was organized in 1988 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Alpine International Real Estate Equity Fund, Alpine Realty Income & Growth Fund, Alpine Emerging Markets Real Estate Fund and Alpine Global Infrastructure Fund are four separate series of the Equity Trust (individually referred to as a “Fund” and collectively, “the Funds”). The Alpine International Real Estate Equity Fund, Alpine Emerging Markets Real Estate Fund and Alpine Global Infrastructure Fund are diversified funds. The Alpine Realty Income & Growth Fund is a non-diversified fund. Alpine International Real Estate Equity Fund seeks long-term capital growth. Current income is a secondary objective. Alpine Realty Income & Growth Fund seeks a high level of current income. Capital appreciation is a secondary objective. Alpine Emerging Markets Real Estate Fund seeks capital appreciation. Current income is a secondary objective. Alpine Global Infrastructure Fund seeks capital appreciation. Current income is a secondary objective. Alpine Woods Capital Investors, LLC (the “Adviser”) is a Delaware limited liability company and serves as the investment manager to the Funds.

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic (“ASC”) 946 Financial Services – Investment Companies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities:

The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern Time). In computing NAV, portfolio securities of the Funds are valued at their current fair values determined on the basis of market quotations or if market quotations are not readily available or determined to be unreliable, through procedures and/or guidelines established by the Board. In computing the Funds’ NAV, equity securities that are traded on a securities exchange in the United States, except for those listed on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (collectively, “NASDAQ”) and option securities are valued at the last reported sale price as of the time of valuation. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Prices (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity-linked structured notes are valued by referencing the last reported sale or settlement price of the underlying security on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the underlying security’s trading currency to the equity-linked structured note’s settlement currency. Each option security traded on a securities exchange in the United States is valued at the last current reported sales price as of the time of valuation if the last current reported sales price falls within the consolidated bid/ask quote. If the last current reported sale price does not fall within the consolidated bid/ask quote, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System is valued at the NOCP, as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty of the option, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt and short-term securities are valued based on an evaluated bid price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Funds’ NAVs are not calculated.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Funds may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Funds’ NAVs are calculated but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign equities and over-the-counter derivatives traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAVs may differ from quoted or official closing prices. The Fund may also fair value a security if the Fund or Adviser believes that the market price is stale. Other types of securities that the Funds may hold for which fair value pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market.

For securities valued by the Funds, valuation techniques are used to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The Board of Trustees adopted procedures which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Funds’ pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value. The Board of Trustees has established a Valuation Committee which is responsible for: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, reviewing and approving the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the Board of Trustees.

Fair Value Measurement:

The Funds have adopted FASB ASC, “Fair Value Measurement” (“ASC 820”). ASC 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

Level 1 —	Unadjusted quoted prices in active markets for identical instruments.

Level 2 —	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 —	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used to value the Funds’ assets and liabilities carried at fair value as of July 31, 2017:

	Valuation Inputs
International Real Estate Equity Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Asia	$42,036,992	$529,964	$3,588,769	$46,155,725
Europe	42,659,248	—	0	42,659,248
North & South America	23,015,063	—	—	23,015,063
Short-Term Investments	—	8,727,000	—	8,727,000
Total	$107,711,303	$9,256,964	$3,588,769	$120,557,036

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$45,968	$—	$45,968
Liabilities
Forward Currency Contracts	—	(347,853)	—	(347,853)
Total	$—	$(301,885)	$—	$(301,885)

	Valuation Inputs
Realty Income & Growth Fund *	Level 1	Level 2	Level 3	Total Value
Real Estate Investment Trusts	$116,187,948	$—	$—	$116,187,948
Common Stocks	1,001,748	—	—	1,001,748
Preferred Stocks	1,476,529	—	—	1,476,529
Total	$118,666,225	$—	$—	$118,666,225

	Valuation Inputs
Emerging Markets Real Estate Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Asia	$2,626,659	$257,792	$—	$2,884,451
Europe	179,048	—	—	179,048
Middle East/Africa	250,041	—	—	250,041
North & South America	758,449	—	—	758,449
Preferred Stocks	18,274	—	—	18,274
Equity-Linked Structured Notes	—	244,986	—	244,986
Rights	—	170	—	170
Total	$3,832,471	$502,948	$—	$4,335,419

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$6,219	$—	$6,219
Liabilities
Forward Currency Contracts	—	(272)	—	(272)
Total	$—	$5,947	$—	$5,947

	Valuation Inputs
Global Infrastructure Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks	$134,685,367	$—	$—	$134,685,367
Equity-Linked Structured Notes	—	684,703	—	684,703
Short-Term Investments	—	546,000	—	546,000
Total	$134,685,367	$1,230,703	$—	$135,916,070

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$57,566	$—	$57,566
Liabilities
Forward Currency Contracts	—	(213,231)	—	(213,231)
Total	$—	$155,665	$—	$155,665

For the period ended July 31, 2017, there were no transfers between Level 1, Level 2 and Level 3. The Funds recognize transfers as of the beginning of the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

International Real Estate Equity Fund
Balance as of October 31, 2016	$4,173,071
Realized gain (loss)	-
Change in net unrealized depreciation	(584,302)
Purchases	-
Sales	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Balance as of July 31, 2017	$3,588,769
Change in net unrealized appreciation/(depreciation) on Level 3 holdings held at period end	$(584,302)

The following table shows the valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 investments, as of July 31, 2017:

International Real Estate Equity Fund

Asset	Fair Value at 7/31/17	Significant Valuation Technique	Significant Unobservable Input	Range of Values	Weighted Average	Relationship Between Fair Value and Input: If Input Value Increases Then:

Common Stock	$3,588,769*	Market Approach	Liquidity Discount	20%	20%	Fair Value would Decrease

			Total Enterprise Value / Revenue	2.47x to 3.01x	2.74x	Fair Value would Increase

			Price/Book	1.06x – 1.59x	1.325x	Fair Value would increase

		Income Approach	Adjusted Weighted Average Cost of Capital	18.0%-20.0%	19.00%	Fair Value would Decrease

Common Stock	$0*	Adjusted Book Value	Discount to NAV	50%	50%	Fair Value would Decrease

* Represents a single security, as of July 31, 2017. As a result, the range of values and weighted average for each unobservable input refer to a single value.

The significant unobservable inputs used in the fair value measurement of common stocks is liquidity discounts, total enterprise value/revenue, total enterprise value/earnings before interest & taxes, price/book, adjusted weighted average cost of capital and discount to NAV. Other market indicators are also considered. Changes in any of those inputs would result in lower or higher fair value measurement.

B. Federal and Other Income Taxes:

It is each Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to timely distribute all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Capital gains realized on some foreign securities are subject to foreign taxes. Dividends and interest from non-U.S. sources received by the Funds are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such capital gains and withholding taxes, which are accrued as applicable, may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Funds intend to undertake procedural steps to claim the benefits of such treaties. Where available, the Funds will file refund claims for foreign taxes withheld.

The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows*:

Fund	Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation/ (depreciation)
International Real Estate Equity Fund	140,626,374	25,150,689	(45,220,027)	(20,069,338)
Realty Income & Growth Fund	56,367,885	62,788,837	(490,497)	62,298,340
Emerging Markets Real Estate Fund	3,674,971	718,695	(58,247)	660,448
Global Infrastructure Fund	118,299,325	20,947,679	(3,330,934)	17,616,745

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

C. Distributions to Shareholders:

Each Fund intends to distribute all of its net investment income and net realized capital gains, if any, throughout the year to its shareholders in the form of dividends. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. In the event dividends and distributions to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

D. Foreign Currency Translation Transactions:

The International Real Estate Equity Fund, Emerging Markets Real Estate Fund and Global Infrastructure Fund may invest without limitation in foreign securities. The Realty Income & Growth Fund may invest up to 35% of its net assets in foreign securities. The Funds do not isolate the portion of each portfolio invested in foreign sceurities of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market process. Such fluctuations are included with net realized and unrealized gain or loss from investments. Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translations gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates. The books and records of each Fund are maintained in U.S. dollars. Non-U.S. dollar-denominated amounts are translated into U.S. dollars as follows, with the resultant translations gains and losses recorded in the Statements of Operations:

i)	fair value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

ii)	purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

E. Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Funds or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

F. Equity-Linked Structured Notes:

The Funds may invest in equity-linked structured notes. Equity-linked structured notes are securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed income securities.

G. Forward Currency Contracts:

The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may use forward currency contracts to gain exposure to or economically hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by each Fund as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Funds’ forward contracts are not subject to a master netting agreement or similar agreement. The International Real Estate Equity Fund, Emerging Markets Real Estate Fund and Global Infrastructure Fund entered into forward currency contracts during the reporting period to economically hedge against changes in the value of foreign currencies.

The following forward currency contracts were held as of July 31, 2017:

International Real Estate Equity Fund

Description	Counterparty	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
Euro	State Street Bank and Trust Company	12/07/17	4,000,000	EUR	$4,556,032	$4,767,871	$(211,839)
British Pound	State Street Bank and Trust Company	12/07/17	5,000,000	GBP	6,488,500	6,624,514	(136,014)
Japanese Yen	State Street Bank and Trust Company	12/07/17	500,000,000	JPY	4,608,953	4,562,985	45,968
						$15,955,370	$(301,885)

Emerging Markets Real Estate Fund

Description	Counterparty	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
British Pound	State Street Bank and Trust Company	12/07/17	10,000	GBP	$12,977	$13,249	$(272)
Hong Kong Dollar	State Street Bank and Trust Company	11/03/17	7,755,700	HKD	1,001,640	995,421	6,219
						$1,008,670	$5,947

Global Infrastructure Fund

Description	Counterparty	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
Euro	State Street Bank and Trust Company	12/07/17	4,000,000	EUR	$4,554,640	$4,767,871	$(213,231)
Hong Kong Dollar	State Street Bank and Trust Company	11/03/17	73,000,000	HKD	9,426,896	9,369,330	57,566
						$14,137,201	$(155,665)

H. Subsequent Event:

On August 22, 2017, shareholders of the Emerging Markets Real Estate Fund (the “Fund”), a series of the Alpine Equity Trust (the “Trust”) approved the liquidation of the Fund. The liquidation of the Fund was completed on August 30, 2017.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Equity Trust

By (Signature and Title) /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   September 25, 2017

By (Signature and Title)* /s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr., Chief Financial Officer

Date   September 25, 2017

* Print the name and title of each signing officer under his or her signature.